QUALITATIVE AND QUANTITATIVE INFORMATION ON FINANCIAL RISKS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Exchange gain (loss) on translating foreign operations	€ 9,798	€ 14,229	€ (11,731)
Group's gross debt that bears floating rates of interest (percent)	42.00%	37.00%
Funding Limit	€ 669,000	€ 676,000
Receivables from financing activities	1,399,997	1,143,968
Trade receivables	€ 232,414	185,000
Borrowings, decrease in basis points	10
Overdue
Disclosure of credit risk exposure [line items]
Receivables from financing activities	€ 62,779	52,733
Trade receivables	45,657	47,237
Financial Assets Excluding Assets Measured At Fair Value
Disclosure of credit risk exposure [line items]
Exchange gain (loss) on translating foreign operations	(25,923)	(11,407)	(27,029)
Loans to consumers
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts	9,950	11,204	13,195
Trade receivables
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts	25,800	25,984	€ 28,312
U.S. Dollar
Disclosure of credit risk exposure [line items]
Trade receivables	108,369	84,590
Pound Sterling
Disclosure of credit risk exposure [line items]
Trade receivables	€ 8,178	3,908
Currency risk
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, percent	10.00%
Reasonably possible change in risk variable, impact on fair value of derivative financial instruments	€ 174,550	98,165
Interest rate risk
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, impact on pre-tax earnings	€ 303	€ 486
Interest rate risk | Floating interest rate
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, percent	(0.10%)
Revenue | Currency risk
Disclosure of credit risk exposure [line items]
Risk exposure percent	65.00%	58.00%		58.00%
Revenue | Currency risk | Bottom of range
Disclosure of credit risk exposure [line items]
Average risk exposure hedged (percent)	90.00%
Revenue | Currency risk | U.S. Dollar
Disclosure of credit risk exposure [line items]
Risk exposure percent	52.00%	51.00%		53.00%
Revenue | Currency risk | Pound Sterling
Disclosure of credit risk exposure [line items]
Risk exposure percent	10.00%	10.00%		10.00%